Advisers Investment Trust

EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that reflect the risk/return summary information in the Supplement dated August 1, 2018 to the Summary Prospectus and Prospectus dated January 28, 2018, filed pursuant to Rule 497 of the Securities Act of 1933, as amended, with the Securities Exchange Commission on August 1, 2018 (Accession No. 0001193125-18-234363) with respect to the JOHCM Asia Ex-Japan Equity Fund.